CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/DEFICIT ¥ in Thousands, $ in Thousands	Treasury Shares CNY (¥) shares	Ordinary Shares Class A Ordinary Shares IPO and concurrent private placement CNY (¥) shares	Ordinary Shares Class A Ordinary Shares Follow-on offering CNY (¥) shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital IPO and concurrent private placement CNY (¥)	Additional Paid-in Capital Follow-on offering CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit Cumulative effect of adoption of credit loss guidance CNY (¥)	Accumulated Deficit CNY (¥)	Cumulative effect of adoption of credit loss guidance CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	IPO and concurrent private placement CNY (¥)	Follow-on offering CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at the beginning of period at Dec. 31, 2018				¥ 10	¥ 155				¥ 12,693		¥ (2,408,633)						¥ (2,395,775)
Balance at the beginning of period (in shares) at Dec. 31, 2018 | shares				15,000,000	240,000,000
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY
Accretion on convertible redeemable preferred shares to redemption value											(743,100)						(743,100)
Effect of exchange rate changes on convertible redeemable preferred shares											117,391						117,391
Foreign currency translation adjustment, net of tax									2,851								2,851
Deemed dividend to preferred shareholders upon extinguishment, net											(217,362)						(217,362)
Net loss											(2,438,536)						(2,438,536)
Balance at the end of period at Dec. 31, 2019				¥ 10	¥ 155				15,544		(5,690,240)						(5,674,531)
Balance at the end of period (in shares) at Dec. 31, 2019 | shares				15,000,000	240,000,000
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY
Accretion on convertible redeemable preferred shares to redemption value											(651,190)						(651,190)
Effect of exchange rate changes on convertible redeemable preferred shares											10,862						10,862
Foreign currency translation adjustment, net of tax									(1,020,728)								(1,020,728)
Share issuance, net of issuance costs		¥ 199	¥ 71			¥ 11,023,348	¥ 9,999,862								¥ 11,023,547	¥ 9,999,933
Share issuance, net of issuance costs (in shares) | shares		284,586,955	108,100,000
Share issuance upon the conversion and re-designation of preferred shares into Class A and Class B ordinary shares				¥ 730	¥ 80			¥ 14,723,086									14,723,896
Share issuance upon the conversion and re-designation of preferred shares into Class A and Class B ordinary shares (in shares) | shares				1,045,789,275	115,812,080
Exercise of conversion features of preferred shares upon the consummation of US IPO								1,400,670									1,400,670
Share-based compensation								142,795									142,795
Net loss											(151,657)						(151,657)
Balance at the end of period at Dec. 31, 2020				¥ 1,010	¥ 235			37,289,761	(1,005,184)	¥ (1,955)	(6,482,225)	¥ (1,955)					¥ 29,803,597
Balance at the end of period (in shares) at Dec. 31, 2020 | shares				1,453,476,230	355,812,080								1,453,476,230	355,812,080			1,809,288,310	1,809,288,310
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY
Accretion on convertible redeemable preferred shares to redemption value																	¥ 0
Foreign currency translation adjustment, net of tax									(516,687)								(516,687)	$ (81,079)
Share issuance, net of issuance costs				¥ 74				10,995,213									¥ 10,995,287
Share issuance, net of issuance costs (in shares) | shares				113,869,700
Issuance of ordinary shares as treasury shares	¥ (22)			¥ 22
Issuance of ordinary shares as treasury shares ( Shares) | shares	(34,000,000)			34,000,000													6,404,416	6,404,416
Issuance of ordinary shares for granting Award Shares to CEO	¥ (70)			¥ 70				70									¥ 70
Issuance of ordinary shares for granting Award Shares to CEO (Shares) | shares	(108,557,400)			108,557,400
Exercise of share options	¥ 3							4,086									4,089
Exercise of share options (Shares) | shares	6,404,416
Share-based compensation								1,101,356									1,101,356
Net loss											(321,455)						(321,455)	$ (50,442)
Balance at the end of period at Dec. 31, 2021	¥ (89)			¥ 1,176	¥ 235			¥ 49,390,486	¥ (1,521,871)		¥ (6,805,635)						¥ 41,064,302	$ 6,443,885
Balance at the end of period (in shares) at Dec. 31, 2021 | shares	(136,152,984)			1,709,903,330	355,812,080								1,709,903,330	355,812,080			1,929,562,426	1,929,562,426